Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 6 months ended Jun. 30, 2019 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Redeemable non-controlling Interest
Beginning balance (in shares) at Dec. 31, 2018	53,971,706	53,971,706
Beginning balance at Dec. 31, 2018	$ 1,354,281	$ 4,658	$ 529,642	$ 983	$ (69,328)	$ 888,326
Comprehensive income:
Net income attributable to the Group	180,154					180,154
Currency translation adjustment	(2,726)				(2,726)
Currency impact of long term funding (net of tax)	(731)				(731)
Unrealized capital gain – investments	580				580
Amortization of interest rate hedge	(464)				(464)
Total comprehensive income	176,813				(3,341)	180,154
Exercise of share options (in shares)		256,803
Exercise of share options	17,031	$ 17	17,014
Issue of restricted share units (in shares)		346,424
Issue of restricted share units	23	$ 23
Non-cash stock compensation expense	12,933		12,933
Share issuance costs	(6)		(6)
Share repurchase program (in shares)		(496,235)
Share repurchase program	(65,100)	$ (34)		34		(65,100)
Share repurchase costs	$ (52)					(52)
Ending balance (in shares) at Jun. 30, 2019	54,078,698	54,078,698
Ending balance at Jun. 30, 2019	$ 1,495,923	$ 4,664	$ 559,583	$ 1,017	$ (72,669)	$ 1,003,328
Beginning balance at Dec. 31, 2018	0						$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Acquisition of redeemable noncontrolling interest							32,592
Net income attributable to redeemable noncontrolling interest							358
Beginning balance at Jun. 30, 2019	$ 32,950						$ 32,950